CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Loans	$ 19,386	$ 13,285	$ 14,643
Mortgage-backed securities	272	289	437
Investment securities	2,162	1,714	1,197
Interest-earning deposits and other	306	150	196
Total interest income	22,126	15,438	16,473
Interest expense
Deposits	4,858	3,435	4,844
Borrowings	1,123	1,263	1,741
Total interest expense	5,981	4,698	6,585
Net interest income	16,145	10,740	9,888
Provision for losses on loans	700	550	853
Net interest income after provision for losses on loans	15,445	10,190	9,035
Other income
Rental	123	64	51
Gain (loss) on sale of real estate acquired through foreclosure	85	(23)	(102)
Gain on sale of office premises and equipment			1
Gain on sale of loans	864	694	386
Earnings on bank-owned life insurance	292	138	137
Other operating	1,636	450	340
Total other income	3,000	1,323	813
General, administrative and other expense
Employee compensation and benefits	6,271	4,489	4,604
Occupancy and equipment	1,406	664	572
Property, payroll and other taxes	1,233	965	984
Data processing	543	238	314
Legal and professional	932	891	444
Advertising	451	197	195
FDIC expense	611	291	248
Other operating	2,479	805	780
Total general, administrative and other expense	13,926	8,540	8,141
Earnings before income taxes	4,519	2,973	1,707
Federal income taxes (benefits)
Current	112	917	623
Deferred	1,041	78	(17)
Total federal income taxes	1,153	995	606
NET EARNINGS	$ 3,366	$ 1,978	$ 1,101
Earnings per share - basic and diluted (in dollars per share)	$ 0.38	$ 0.23	$ 0.13